Subsequent Events (Details) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 02, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares
Subsequent Events
Conversion Ratio		1.901
Termination fee		$ 82.0
Locked-up period of securities held by original holders		1 year
Subscription Agreements
Subsequent Events
Aggregate purchase price	$ 525.0
Number of shares issued (in shares) | shares	52,500,000
Purchase price | $ / shares	$ 10.00
Percentage of additional payment on aggregate price		0.50%
Percentage of cap on aggregate purchase price		5.00%
Trevor Milton
Subsequent Events
Locked-up period of securities held by original holders		180 days
Aggregate purchase price		$ 70.0
Chief Executive Officer
Subsequent Events
Locked-up period of securities held by original holders		180 days
Minimum
Subsequent Events
Sale price | $ / shares		$ 12.00
Sale price commencing at least 150 days after the Closing		20 days
Maximum
Subsequent Events
Sale price commencing at least 150 days after the Closing		30 days
Maximum | Trevor Milton
Subsequent Events
Locked-up period of securities held by original holders		1 year
Subsequent Event | Proposed Nikola Corporation Acquisition
Subsequent Events
Conversion Ratio	1.901
Termination fee	$ 82.0
Locked-up period of securities held by original holders	1 year
Subsequent Event | Proposed Nikola Corporation Acquisition | Subscription Agreements
Subsequent Events
Aggregate purchase price	$ 525.0
Number of shares issued (in shares) | shares	52,500,000
Purchase price | $ / shares	$ 10.00
Percentage of additional payment on aggregate price	0.50%
Percentage of cap on aggregate purchase price	5.00%
Subsequent Event | Proposed Nikola Corporation Acquisition | Trevor Milton
Subsequent Events
Aggregate purchase price	$ 70.0
Subsequent Event | Proposed Nikola Corporation Acquisition | Chief Executive Officer
Subsequent Events
Locked-up period of securities held by original holders	180 days
Subsequent Event | Proposed Nikola Corporation Acquisition | Minimum
Subsequent Events
Sale price | $ / shares	$ 12.00
Sale price commencing at least 150 days after the Closing	20 days
Subsequent Event | Proposed Nikola Corporation Acquisition | Maximum
Subsequent Events
Sale price commencing at least 150 days after the Closing	30 days
Subsequent Event | Proposed Nikola Corporation Acquisition | Maximum | Trevor Milton
Subsequent Events
Locked-up period of securities held by original holders	1 year